Schedule of noncurrent maturities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Schedule of noncurrent maturities	R$ 7,460
Borrowing Cost	(68)
Total noncurrent	1,154	R$ 952
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Schedule of noncurrent maturities	1,648
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Schedule of noncurrent maturities	3,602
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Schedule of noncurrent maturities	802
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Schedule of noncurrent maturities	572
Later than five years [member]
IfrsStatementLineItems [Line Items]
Schedule of noncurrent maturities	R$ 836